PRINCIPAL SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2018
PRINCIPAL SUBSIDIARIES [abstract]
Schedule of principal subsidiaries

				Interests held
	Particulars		Interests	by non-
	of issued		held by the	controlling
Name of Company	capital		Company %	interests %	Principal activities
Sinopec International Petroleum Exploration and Production Limited ("SIPL")	RMB	8,000	100.00	—	Investment in exploration, production and sale of petroleum and natural gas
Sinopec Great Wall Energy & Chemical Company Limited	RMB	22,761	100.00	—	Coal chemical industry investment management, production and sale of coal chemical products
Sinopec Yangzi Petrochemical Company Limited	RMB	15,651	100.00	—	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Pipeline Storage & Transportation Company Limited	RMB	12,000	100.00	—	Pipeline storage and transportation of crude oil
Sinopec Yizheng Chemical Fibre Limited Liability Company	RMB	4,000	100.00	—	Production and sale of polyester chips and polyester fibres
Sinopec Lubricant Company Limited	RMB	3,374	100.00	—	Production and sale of refined petroleum products, lubricant base oil, and petrochemical materials
Sinopec Qingdao Petrochemical Company Limited	RMB	1,595	100.00	—	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Chemical Sales Company Limited	RMB	1,000	100.00	—	Marketing and distribution of petrochemical products
China International United Petroleum and Chemical Company Limited	RMB	3,000	100.00	—	Trading of crude oil and petrochemical products
Sinopec Overseas Investment Holding Limited ("SOIH")	US Dollar	1,662	100.00	—	Investment holding of overseas business
Sinopec Catalyst Company Limited	RMB	1,500	100.00	—	Production and sale of catalyst products
China Petrochemical International Company Limited	RMB	1,400	100.00	—	Trading of petrochemical products
Sinopec Beihai Refining and Chemical Limited Liability Company	RMB	5,294	98.98	1.02	Import and processing of crude oil, production, storage and sale of petroleum products and petrochemical products
Sinopec Qingdao Refining and Chemical Company Limited	RMB	5,000	85.00	15.00	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Hainan Refining and Chemical Company Limited	RMB	3,986	75.00	25.00	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Marketing Co. Limited ("Marketing Company")	RMB	28,403	70.42	29.58	Marketing and distribution of refined petroleum products
Shanghai SECCO Petrochemical Company Limited ("Shanghai SECCO") (Note 33)	RMB	7,801	67.60	32.40	Production and sale of petrochemical products
Sinopec—SK(Wuhan) Petrochemical Company Limited ("Zhonghan Wuhan")	RMB	6,270	65.00	35.00	Production, sale, research and development of ethylene and downstream byproducts
Sinopec Kantons Holdings Limited ("Sinopec Kantons")	HKD	248	60.33	39.67	Provision of crude oil jetty services and natural gas pipeline transmission services
Gaoqiao Petrochemical Company Limited (Note 33)	RMB	10,000	55.00	45.00	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Shanghai Petrochemical Company Limited ("Shanghai Petrochemical")	RMB	10,824	50.44	49.56	Manufacturing of synthetic fibres, resin and plastics, intermediate petrochemical products and petroleum products
Fujian Petrochemical Company Limited ("Fujian Petrochemical") (i)	RMB	8,140	50.00	50.00	Manufacturing of plastics, intermediate petrochemical products and petroleum products

Note:

(i)

The Group consolidated the financial statements of the entity because it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Schedule of summarized consolidated balance sheet

					Shanghai						Shanghai
	Marketing Company		SIPL		Petrochemical		Fujian Petrochemical		Sinopec Kantons		SECCO		Zhonghan Wuhan
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets	156,494	130,861	19,555	16,731	19,866	25,299	992	816	1,196	1,209	11,602	9,537	1,636	2,750
Current liabilities	(212,620)	(181,766)	(7,118)	(483)	(10,922)	(13,913)	(376)	(50)	(2,351)	(3,722)	(4,174)	(2,233)	(3,975)	(2,333)
Net current (liabilities)/assets	(56,126)	(50,905)	12,437	16,248	8,944	11,386	616	766	(1,155)	(2,513)	7,428	7,304	(2,339)	417
Non-current assets	253,455	261,062	34,769	38,020	19,577	19,087	9,925	11,444	13,089	12,895	12,797	12,301	13,598	12,612
Non-current liabilities	(1,774)	(2,086)	(28,523)	(31,050)	(6)	(10)	(681)	(688)	(2,430)	(132)	(1,740)	(1,698)	—	—
Net non-current assets	251,681	258,976	6,246	6,970	19,571	19,077	9,244	10,756	10,659	12,763	11,057	10,603	13,598	12,612
Net assets	195,555	208,071	18,683	23,218	28,515	30,463	9,860	11,522	9,504	10,250	18,485	17,907	11,259	13,029
Attributable to owners of the Company	132,549	141,244	3,468	5,266	14,253	15,295	4,930	5,761	5,716	6,165	12,496	12,105	7,318	8,469
Attributable to non-controlling interests	63,006	66,827	15,215	17,952	14,262	15,168	4,930	5,761	3,788	4,085	5,989	5,802	3,941	4,560

Schedule of summarized consolidated statement of comprehensive income

																Shanghai
	Marketing Company			SIPL			Shanghai Petrochemical			Fujian Petrochemical			Sinopec Kantons			SECCO (ii)		Zhonghan Wuhan
Year ended December 31,	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018	2017	2018	2016	2017	2018
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	1,050,294	1,221,530	1,443,698	4,016	6,136	5,037	77,843	91,962	107,689	4,968	6,068	5,261	1,512	1,498	1,398	5,222	26,320	11,703	16,139	17,134
Net income/ (loss) for the year	26,461	27,520	22,046	(4,604)	1,075	3,272	5,981	6,154	5,336	2,513	2,726	1,576	860	1,046	1,065	726	3,099	1,558	2,730	1,879
Total Comprehensive income/ (loss)	27,385	26,986	22,589	(2,481)	396	4,536	6,000	6,153	5,336	2,513	2,726	1,576	879	1,146	1,067	726	3,099	1,558	2,730	1,879
Comprehensive income/(loss) attributable to non-controlling interests	9,028	9,033	7,794	(3,279)	(38)	2,737	2,964	3,052	2,645	1,256	1,363	788	349	433	399	235	1,004	545	956	658
Dividends paid to non-controlling interests	4,932	9,544	3,964	—	—	—	563	1,344	1,616	—	625	600	51	70	104	—	1,191	—	—	—

Schedule of summarized statement of cash flows

																Shanghai
	Marketing Company			SIPL			Shanghai Petrochemical			Fujian Petrochemical			Sinopec Kantons			SECCO (ii)		Zhonghan Wuhan
Year ended December 31,	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018	2017	2018	2016	2017	2018
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Net cash generated from/(used in) operating activities	50,840	51,038	24,825	2,576	2,758	3,467	7,182	7,061	6,659	617	(558)	38	505	968	738	1,639	3,766	3,636	2,976	3,308
Net cash (used in)/generated from investing activities	(31,573)	(35,738)	8,339	2,729	(2,211)	4,096	(190)	(2,401)	(1,928)	54	225	(215)	261	193	648	5,567	(480)	(3,080)	(2,415)	(3,099)
Net cash (used in)/generated from financing activities	(20,424)	(16,499)	(32,084)	(4,414)	243	(5,419)	(2,637)	(2,590)	(3,507)	(55)	(158)	43	(1,338)	(1,093)	(1,551)	—	(3,676)	(682)	(631)	525
Net (decrease)/increase in cash and cash equivalents	(1,157)	(1,199)	1,080	891	790	2,144	4,355	2,070	1,224	616	(491)	(134)	(572)	68	(165)	7,206	(390)	(126)	(70)	734
Cash and cash equivalents as of January 1	14,914	14,373	12,921	2,042	3,045	3,605	1,077	5,441	7,504	101	717	226	886	289	343	—	7,205	260	134	64
Effect of foreign currency exchange rate changes	616	(253)	141	112	(230)	244	9	(7)	14	—	—	—	(25)	(14)	20	(1)	2	—	—	—
Cash and cash equivalents as of December 31	14,373	12,921	14,142	3,045	3,605	5,993	5,441	7,504	8,742	717	226	92	289	343	198	7,205	6,817	134	64	798

(ii)   The summarized consolidated statement of comprehensive income and the summarized statement of cash flow of Shanghai SECCO present the results from the acquisition date to December 31, 2017.